Commitments and Contingencies	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 12. Commitments and Contingencies

Letters of Credit

As of December 31, 2021, we had $1.5 million in irrevocable stand-by letters of credit outstanding, which were issued primarily to guarantee a subsidiary’s performance under contracts with customers. As of December 31, 2021, no amounts had been drawn on any of these irrevocable stand-by letters of credit.

Non-cancelable Purchase Obligations

In the normal course of business, we enter into non-cancelable purchase commitments with various parties to purchase products and services, such as technology equipment, subscription-based cloud service arrangements, corporate events and consulting services. As of December 31, 2021, we had outstanding non-cancelable purchase obligations with terms of 12 months or longer aggregating $2.7 million.

Legal Contingencies

We may be subject to legal proceedings and litigation arising from time to time. We record a liability when we believe that it is both probable that a loss has been incurred and the amount can be reasonably estimated. We periodically evaluate developments in our legal matters that could affect the amount of liability that we accrue, if any, and adjust, as appropriate. Until the final resolution of any such matter for which we may be required to record a liability, there may be a loss exposure in excess of the liability recorded and such amount could be significant. We expense legal fees as incurred. As of December 31, 2021 and 2020, the Company was not a party to, and the Company is not currently party to, any litigation that would have a material adverse effect on the Company’s consolidated financial statements.

NEWTOWN LANE MARKETING, INCORPORATED [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE 6 — COMMITMENTS AND CONTINGENCIES

During the years ended March 31, 2021 and March 31, 2020, the Company recorded a $5,000 contribution to capital for the fair value relating to the use, occupancy and administrative services rendered by our officers.